Financial Instruments and Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements

12. Financial Instruments and Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received from selling an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. These estimates are subjective in nature and involve uncertainties and matters of judgment, and therefore cannot be determined with precision. U.S. GAAP establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value and establishes the following three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted market prices in markets that are not active; or model-derived valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Items Measured at Fair Value on a Recurring Basis

The following tables present the Company’s financial assets and liabilities measured at fair value on a recurring basis:

`	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Financial Assets
Cash and cash equivalents:
Money market funds	$70,059	$—	$—	$—

Total financial assets	$70,059	$—	$—	$—

Financial Liabilities
Other long-term liabilities:
Series F Preferred Stock Warrant	—	—	1,403	1,403

Total financial liabilities	$—	$—	$1,403	$1,403

`	As of June 30, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Financial Assets
Cash and cash equivalents:
Money market funds	$100,016	$—	$—	$—

Total financial assets	$100,016	$—	$—	$—

The following table presents a reconciliation of the Series F Preferred Stock Warrant, which is measured at fair value using Level 3 inputs:

Series F Preferred Stock Warrant
(in thousands)
Balance as of December 31, 2019	$1,403

Change in fair value	20,470
Conversion to common stock warrant	(21,873)

Balance as of June 30, 2020	$—

Prior to the closing of the IPO on June 11, 2020 and the related conversion of the Company’s preferred stock into common stock, the Company estimated the fair value of the Series F Preferred Stock Warrant based on the Black-Scholes option-pricing model which utilized the value of shares sold in the Company’s latest preferred stock financing and allocated the estimated equity value of the Company to each class of the Company’s outstanding securities using an option-pricing back-solve model. Upon the closing of the IPO, the Series F Preferred Stock Warrant converted into a common stock warrant and the warrant liability was remeasured at fair value for the last time based on the quoted price of the Company’s publicly traded common stock. On June 23, 2020, the holders exercised the Series F Preferred Stock Warrant.

Fair Value of Financial Instruments

The carrying amounts of restricted cash, accounts receivable, accounts payable and accrued liabilities approximate fair value due to their short-term nature. The carrying value of the Vehicle Floorplan Facility was determined to approximate fair value due to its short-term duration and variable interest rate that approximates prevailing interest rates as of each reporting period.

13. Financial Instruments and Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received from selling an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. These estimates are subjective in nature and involve uncertainties and matters of judgment, and therefore cannot be determined with precision. U.S. GAAP establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value and establishes the following three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted market prices in markets that are not active; or model-derived valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Items Measured at Fair Value on a Recurring Basis

The following tables present the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
	(in thousands)
Financial Assets
Cash and cash equivalents:
Money market funds	$72,586	$—	$—	$72,586

Total financial assets	$72,586	$—	$—	$72,586

Financial Liabilities
Other long-term liabilities:
Series F Preferred Stock Warrant	$—	$—	$634	$634

Total financial liabilities	$—	$—	$634	$634

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Financial Assets
Cash and cash equivalents:
Money market funds	$70,059	$—	$—	$—

Total financial assets	$70,059	$—	$—	$—

Financial Liabilities
Other long-term liabilities:
Series F Preferred Stock Warrant	$—	$—	$1,403	$1,403

Total financial liabilities	$—	$—	$1,403	$1,403

The following table presents a reconciliation of the Series F Preferred Stock Warrant, which is measured at fair value using Level 3 inputs:

Series F Preferred Stock Warrant
(in thousands)
Balance as of January 1, 2018	$460
Change in fair value	174

Balance as of December 31, 2018	$634

Change in fair value	769

Balance as of December 31, 2019	$1,403

The change in fair value of the Series F Preferred Stock Warrant is recorded in “Other (income) expense, net” in the consolidated statements of operations. The Company estimates the fair value of the Series F Preferred Stock Warrant based on the Black-Scholes option-pricing model which utilizes the value of shares sold in the Company’s latest preferred stock financing and allocates the estimated equity value of the Company to each class of the Company’s outstanding securities using an option-pricing back-solve model.

Fair Value of Financial Instruments

The carrying amounts of restricted cash, accounts receivable, accounts payable and accrued liabilities approximate fair value due to their short-term nature. The carrying value of the Vehicle Floorplan Facility was determined to approximate fair value due to its short-term duration and variable interest rate that approximates prevailing interest rates as of each reporting period.

The Term Loan Facility was repaid in full in December 2019. The fair value of the Term Loan Facility as of December 31, 2018, which was not carried at fair value on the consolidated balance sheets, was determined using Level 2 inputs. The carrying value and fair value of the Term Loan Facility as of December 31, 2018 were as follows:

December 31, 2018
(in thousands)
Carrying value, net of unamortized debt issuance costs	$24,302
Fair value	$25,045